Forfeiture Shares - Schedule of Fair Value of the Forfeiture Shares (Details)	Dec. 31, 2024
Stock price [Member]
Schedule of Fair Value of the Forfeiture Shares [Line Items]
Forfeiture shares key assumptions	2.6
Expected term (years) [Member]
Schedule of Fair Value of the Forfeiture Shares [Line Items]
Forfeiture shares key assumptions	0.75
Expected volatility [Member]
Schedule of Fair Value of the Forfeiture Shares [Line Items]
Forfeiture shares key assumptions	63.84
Risk-free interest rate [Member]
Schedule of Fair Value of the Forfeiture Shares [Line Items]
Forfeiture shares key assumptions	4.2